STOCKHOLDERS' EQUITY (Details - non-vested shares) - $ / shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Options non-vested outstanding, beginning balance	0	3,600,000
Weighted Average Exercise Price, Options non-vested outstanding, beginning balance	$ 0	$ 0.30
Options awarded	14,000,000	0
Weighted Average Exercise Price, awarded	$ 0	$ 0
Options vested		(3,600,000)
Weighted Average Exercise Price, vested	$ 0.008081	$ 0.30
Options forfeited	0	0
Weighted average exercise price, forfeited	$ 0	$ 0
Options non-vested outstanding, ending balance	14,000,000	0
Weighted Average Exercise Price, Options non-vested outstanding, ending balance	$ 0	$ 0.30